Business Combinations (Tables)	12 Months Ended
Mar. 31, 2021
Bitla Software Private Limited [Member]
Disclosure Of Business Combinations [Line Items]
Summary of Purchase Consideration Transferred	The purchase consideration comprised of the following:
Cash consideration	11,942
Total consideration transferred	11,942

Summary of Purchase Price allocation

The purchase price was allocated based on management’s estimates and an independent appraisal of fair values as follows:

Property, plant and equipment	49
Intangible assets*	6,066
Other non-current assets	22
Current assets and liabilities, net (including cash and cash equivalents of USD 691)	464
Employee benefits	(57)
Deferred tax liabilities	(1,317)
Right to receive equity stake in a travel entity	411
Total identifiable net assets acquired	5,638
Goodwill	6,304
Total purchase price	11,942

*Intangible assets includes customer relationship, non-compete, brand/trade-mark and technology related development cost.

Quest 2 Travel.com India Private Limited [Member]
Disclosure Of Business Combinations [Line Items]
Summary of Purchase Price allocation

The purchase price has been allocated based on management’s estimates and an independent appraisal of fair values as follows:

Property, plant and equipment	1,449
Intangible assets*	6,792
Other non-current assets	107
Current assets and liabilities, net (including cash and cash equivalents of USD 69)	2,644
Other non-current liabilities	(738)
Deferred tax liabilities	(1,890)
Total identifiable net assets acquired	8,364
Non-controlling interest (49%)	(4,098)
Goodwill	10,433
Total purchase price	14,699

*Intangible assets includes customer relationship, non-compete, brand/trade-mark and technology related development cost.